Fair Value Measurements - Summary of significant unobservable inputs that are included in the valuation of advanced subscription agreements and derivative liability (Details)	Dec. 31, 2020 Y $ / shares	Dec. 31, 2019 $ / shares Y
Estimated volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	50.0	20.0
Estimated volatility | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	50.0	20.0
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	0.6	0.6
Risk-free rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	0.6	0.6
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	26.8	22.1
Discount rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	26.8	22.1
Value of ordinary share
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input | $ / shares	25.04	5.88
Value of ordinary share | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input | $ / shares	25.04	5.88
Qualified financing | Probability of scenarios
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	20.0	60.0
Qualified financing | Probability of scenarios | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	20.0	60.0
Non-qualified financing | Probability of scenarios
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	5.0	5.0
Non-qualified financing | Probability of scenarios | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	5.0	5.0
Merger or acquisition | Probability of scenarios
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	70.0	15.0
Merger or acquisition | Probability of scenarios | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	70.0	15.0
Held to maturity | Probability of scenarios
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	5.0	5.0
Held to maturity | Probability of scenarios | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	5.0	5.0
Insolvency | Probability of scenarios
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	0.0	15.0
Insolvency | Probability of scenarios | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	0.0	15.0
Advanced Subscription Agreement | Timing of scenarios | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	0.8	0.8
Advanced Subscription Agreement | Timing of scenarios | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	1.0	1.0
Advanced Subscription Agreement | Timing of scenarios | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	0.8	0.8
Derivative liability | Timing of scenarios
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	0.3
Derivative liability | Timing of scenarios | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Advanced subscription agreements and derivative liability measurement input	0.3